INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	$ 1,650	$ 1,488
Cost of sales	639	593
Depreciation	294	322
Finance costs, net (note 14)	77	14
Other expenses (income)1	49	90
Income before income taxes	591	469
Tax expense (income)	(346)	(154)
Net income	245	315
Other comprehensive income, before tax	0	0
Total comprehensive income	245	315
Net income, net of non-controlling interests	216	290
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Revenue	544	492
Cost of sales	188	167
Depreciation	48	48
Finance costs, net (note 14)	1	1
Other expenses (income)1	0	1
Income before income taxes	307	275
Tax expense (income)	(69)	(71)
Net income	238	204
Other comprehensive income, before tax	0	0
Total comprehensive income	238	204
Net income, net of non-controlling interests	238	204
Zaldivar [Member]
Disclosure of joint ventures [line items]
Revenue	714	720
Cost of sales	517	545
Depreciation	178	162
Finance costs, net (note 14)	7	11
Other expenses (income)1	2	6
Income before income taxes	10	(4)
Tax expense (income)	(8)	(29)
Net income	2	(33)
Other comprehensive income, before tax	(4)	0
Total comprehensive income	(2)	(33)
Net income, net of non-controlling interests	2	(33)
Porgera [Member]
Disclosure of joint ventures [line items]
Revenue	445	0
Cost of sales	191	0
Depreciation	58	0
Finance costs, net (note 14)	(21)	0
Other expenses (income)1	7	0
Income before income taxes	210	0
Tax expense (income)	(82)	0
Net income	128	0
Other comprehensive income, before tax	0	0
Total comprehensive income	128	0
Net income, net of non-controlling interests	128	0
Revenue	12,922	11,397
Cost of sales	7,961	7,932
Depreciation	1,915	2,043
Finance costs, net (note 14)	(232)	(170)
Other expenses (income)1	214	(195)
Income before income taxes	4,608	2,814
Tax expense (income)	(1,520)	(861)
Net income	3,088	1,953
Total comprehensive income	$ 3,097	$ 1,951